SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted loss per common share

Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable common stock shares’ proportionate interest.

Three months March 31, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$49,146
Less: Income taxes and franchise fees	(—)

Net income allocable to shares subject to possible redemption	$49,146

Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	22,040,218

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(3,017.488)
Net loss allocable to Common stock subject to possible redemption	49,146

Non-Redeemable Net Loss	$(3,066,634)

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	9,209,782

Basic and diluted net loss per share	$(0.33)

Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable common stock shares’ proportionate interest.

Year ended December 31, 2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption Interest earned on marketable securities held in Trust Account	$46,642
Less: Income taxes and franchise fees	—
Net income allocable to shares subject to possible redemption	$46,642
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	22,435,483
Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(4,443,894)
Net loss allocable to Common stock subject to possible redemption	46,642

Non-Redeemable Net Loss Denominator: Weighted Average Non-Redeemable Common Stock	$(4,490,536)

Basic and weighted average shares outstanding	7,850,413

Basic and diluted net loss per share	$(0.58)